Leases - Maturities of Lease Liabilities (Details) $ in Millions	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 210
2022	180
2023	159
2024	136
2025	107
Thereafter	369
Total lease payments	1,161
Less: interest	149
Present value of lease liabilities	$ 1,012